Payables and Other Non-current Liabilities - Composition of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Payables	€ 856	€ 900
Trade payables	87	86
Payables to suppliers of property, plant and equipment	9	5
Debt for spectrum acquisition	662	569
Other payables	98	240
Other non-current liabilities	1,034	787
Contractual liabilities (Note 20)	613	0
Deferred revenue	283	774
Current tax payables	138	13
Total	€ 1,890	€ 1,687